Goodwill and Intangible Assets Schedule of Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Goodwill [Line Items]
spb_ReclassificationFromIndefiniteLivedIntangibleAssetsToFiniteLivedIntangibleAssets		$ (3,450)
Goodwill Including Bankruptcy Reorganization	1,476,672	694,245	610,338
Goodwill, Acquired During Period	786,616	85,875
Goodwill, Translation Adjustments	(4,189)	(1,968)
Global Batteries and Appliances [Member]
Goodwill [Line Items]
spb_ReclassificationFromIndefiniteLivedIntangibleAssetsToFiniteLivedIntangibleAssets		(920)
Goodwill Including Bankruptcy Reorganization	333,500	268,556	268,148
Goodwill, Acquired During Period	67,149	0
Goodwill, Translation Adjustments	(2,205)	408
Hardware & Home Improvement [Member]
Goodwill [Line Items]
spb_ReclassificationFromIndefiniteLivedIntangibleAssetsToFiniteLivedIntangibleAssets		0
Goodwill Including Bankruptcy Reorganization	714,724	0	0
Goodwill, Acquired During Period	717,853	0
Goodwill, Translation Adjustments	(3,129)	0
Global Pet Supplies [Member]
Goodwill [Line Items]
spb_ReclassificationFromIndefiniteLivedIntangibleAssetsToFiniteLivedIntangibleAssets		(2,530)
Goodwill Including Bankruptcy Reorganization	239,077	237,932	170,285
Goodwill, Acquired During Period	0	70,023
Goodwill, Translation Adjustments	1,145	(2,376)
Home and Garden Business [Member]
Goodwill [Line Items]
spb_ReclassificationFromIndefiniteLivedIntangibleAssetsToFiniteLivedIntangibleAssets		0
Goodwill Including Bankruptcy Reorganization	189,371	187,757	171,905
Goodwill, Acquired During Period	1,614	15,852
Goodwill, Translation Adjustments	$ 0	$ 0